Average Annual Total Returns{- Fidelity® Corporate Bond ETF} - 10.31 Fidelity Fixed-Income ETFs Combo PRO-06 - Fidelity® Corporate Bond ETF	Fidelity Corporate Bond ETF-Default Return Before Taxes Past 1 year	Fidelity Corporate Bond ETF-Default Return Before Taxes Past 5 years	Fidelity Corporate Bond ETF-Default Return Before Taxes Since Inception		Fidelity Corporate Bond ETF-Default After Taxes on Distributions Past 1 year	Fidelity Corporate Bond ETF-Default After Taxes on Distributions Past 5 years	Fidelity Corporate Bond ETF-Default After Taxes on Distributions Since Inception		Fidelity Corporate Bond ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Corporate Bond ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Corporate Bond ETF-Default After Taxes on Distributions and Sales Since Inception		LB004 Past 1 year	LB004 Past 5 years	LB004 Since Inception
Total	14.96%	4.46%	4.41%	[1]	13.47%	3.02%	2.99%	[1]	8.82%	2.75%	2.73%	[1]	13.80%	4.39%	4.38%	[1]

[1]	(a)From October 6, 2014